UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 9/30

Date of reporting period:    3/31/12

Item 1.  Reports to Stockholders.

Bishop Volatility Flex Fund

INVESTOR CLASS AND CLASS C SHARES

Semi-Annual Report

March 31, 2012

1-877-705-1115

WWW.BISHOPASSETMANAGEMENT.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

Bishop Volatility Flex Fund
PORTFOLIO REVIEW
March 31, 2012 (Unaudited)

The Fund's performance figures* for the period ended March 31, 2012, as compared to its benchmark:

	Six Months	One Year	Since Inception**
Bishop Volatility Flex Fund Investor Class	(0.99)%	(2.08)%	(1.97)%
Bishop Volatility Flex Fund Class C	(1.40)%	(2.79)%	(2.71)%
S&P 500 Total Return Index	25.89%	8.54%	14.87%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call toll-free 1-877-705-1115.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is November 19, 2010.

Holdings by Asset Class		% of Net Assets
United States Treasury Bills		97.4%
Money Market Funds		2.0%
Purchased Options		0.2%
Other / Cash & Cash Equivalents		0.4%
		100.0%

Bishop Volatility Flex Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
	Contracts **		Value
		PURCHASED OPTIONS * - 0.18%
	5	S&P 500 Index SPX, March 2012, Call @ $1420	$ 25
	5	S&P 500 Index SPX, March 2012, Call @ $1430	25
	5	S&P 500 Index SPX, March 2012, Put @ $1385	25
	5	S&P 500 Index SPX, March 2012, Put @ $1390	25
	10	S&P 500 Index SPX, March 2012, Put @ $1400	50
	15	S&P 500 Index SPX, April 2012, Put @ $1395	6,300
		TOTAL PURCHASED OPTIONS
		(Cost $14,976)	6,450

	Principal
		SHORT-TERM INVESTMENTS - 99.45%
		U.S. TREASURIES - 97.41%
	$ 3,500,000	United States Treasury Bills due 5/3/12, 0.01%	3,500,485

	Shares
		MONEY MARKET FUNDS - 2.04%
	48,532	Blackrock TempFund, 0.02% +	48,532
	24,922	Highmark Diversified Money Market Fund, 0.04% +	24,922
			73,454

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,573,939)	3,573,939

		TOTAL INVESTMENTS - 99.63% (Cost $3,588,915) (a)	$ 3,580,389
		WRITTEN OPTIONS - (0.55)%	(19,775)
		OTHER ASSETS LESS LIABILITIES - 0.92%	33,154
		TOTAL NET ASSETS - 100.00%	$ 3,593,768

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including written options, is substantially the same and differs
	from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 9,475
		Unrealized Depreciation:	(8,811)
		Net Unrealized Appreciation:	$ 664
*	Non-Income producing security.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+	Money Market Fund. Interest rate reflects seven-day effective yield at March 31, 2012.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

		SCHEDULE OF WRITTEN OPTIONS*

	Contracts **	Security, Expiration Date, Exercise Price	Value
	10	S&P 500 Index SPX, March 2012, Call @ $1400	$ 8,770
	10	S&P 500 Index SPX, March 2012, Call @ $1415	50
	10	S&P 500 Index SPX, March 2012, Put @ $1415	6,380
	5	S&P 500 Index SPX, March 2012, Put @ $1380	25
	5	S&P 500 Index SPX, April 2012, Put @ $1410	4,550
		TOTAL WRITTEN OPTIONS	$ 19,775
		(Premiums Received $28,965)(a)

*	Non-Income producing security.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2012

ASSETS
Investment securities:
At cost	$ 3,588,915
At value	$ 3,580,389
Cash	26,897
Receivable for Fund shares sold	6,500
Receivable for securities sold	19,603
Due from Advisor	22,424
Prepaid expenses and other assets	11,722
TOTAL ASSETS	3,667,535

LIABILITIES
Options written, at value (Premiums received $28,965)	19,775
Payable for investments purchased	6,472
Fees payable to other affiliates	14,235
Distribution (12b-1) fees payable	1,520
Accrued expenses and other liabilities	31,765
TOTAL LIABILITIES	73,767
NET ASSETS	$ 3,593,768

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 3,636,432
Accumulated net investment loss	(34,335)
Accumulated net realized loss from purchased options and options written	(8,993)
Net unrealized appreciation of purchased options and options written	664
NET ASSETS	$ 3,593,768

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 3,553,672
Shares of beneficial interest outstanding	365,780
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 9.72

Class C Shares:
Net Assets	$ 40,096
Shares of beneficial interest outstanding	4,167
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 9.62

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2012

INVESTMENT INCOME
Interest	$ 33
TOTAL INVESTMENT INCOME	33

EXPENSES
Investment advisory fees	14,142
Distribution (12b-1) fees:
Investor Class	4,675
Class C	155
Administrative services fees	18,317
Transfer agent fees	16,224
Accounting services fees	12,951
Audit Fees	8,721
Registration fees	8,463
Custodian fees	7,753
Compliance officer fees	7,511
Printing and postage expenses	4,172
Legal fees	4,171
Trustees fees and expenses	4,070
Interest expense	1,171
Other expenses	4,188
TOTAL EXPENSES	116,684

Less: Fees waived by the Advisor	(14,142)
Less: Fees reimbursed by the Advisor	(68,174)
NET EXPENSES	34,368

NET INVESTMENT LOSS	(34,335)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Purchased options	(96,143)
Written options	77,384
(18,759)
Net change in unrealized appreciation (depreciation) of:
Purchased options	(19,648)
Written options	30,279
10,631

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(8,128)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (42,463)

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	March 31,	September 30,
	2012	2011 (a)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (34,335)	$ (16,304)
Net realized gain (loss) from purchased options and options written	(18,759)	18,207
Net change in unrealized appreciation (depreciation) of purchased options
and options written	10,631	(9,967)
Net decrease in net assets resulting from operations	(42,463)	(8,064)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(5,145)	-
From distributions to shareholders	(5,145)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	314,200	3,933,202
Class C	10,000	31,040
Net asset value of shares issued in reinvestment of distributions:
Investor Class	4,990	-
Class C	41	-
Payments for shares redeemed:
Investor Class	(572,895)	(71,098)
Class C	-	(40)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(243,664)	3,893,104

TOTAL INCREASE (DECREASE) IN NET ASSETS	(291,272)	3,885,040

NET ASSETS
Beginning of Period	3,885,040	-
End of Period *	$ 3,593,768	$ 3,885,040
*Includes accumulated net investment loss of:	$ (34,335)	$ -

SHARE ACTIVITY
Investor Class:
Shares Sold	32,347	399,240
Shares Reinvested	517	-
Shares Redeemed	(59,087)	(7,237)
Net increase (decrease) in shares of beneficial interest outstanding	(26,223)	392,003

Class C:
Shares Sold	1,039	3,128
Shares Reinvested	4	-
Shares Redeemed	-	(4)
Net increase in shares of beneficial interest outstanding	1,043	3,124

(a) The Bishop Volatility Flex Fund commenced operations on November 19, 2010.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Investor Class
	Six Months	The Period
	Ended	Ended
	March 31,	September 30,
	2012	2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.83	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.09)	(0.15)
Net realized and unrealized
loss on investments (7)	(0.03)	(0.02)
Total from investment operations	(0.11)	(0.17)

Net asset value, end of period	$ 9.72	$ 9.83

Total return (3)(6)	(0.99)%	(1.70)%

Net assets, at end of period (000s)	$ 3,554	$ 3,855

Ratio of gross expenses to average
net assets (4)(5)	6.07%	20.17%
Ratio of net expenses to average
net assets (5)	1.75%	1.75%
Ratio of net investment loss
to average net assets (5)	(1.80)%	(1.74)%

Portfolio Turnover Rate (6)	0%	0%

(1)	The Bishop Volatility Flex Fund's Investor Class and Class C shares commenced operations November 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7)	The amount of net realized and unrealized loss per share does not accord with amounts reported on the Statement of Operations due to the timing of purchases and redemptions of fund shares and fluctuating market values during the period.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	Six Months	The Period
	Ended	Ended
	March 31,	September 30,
	2012	2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.77	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.12)	(0.21)
Net realized and unrealized
loss on investments (7)	(0.03)	(0.02)
Total from investment operations	(0.15)	(0.23)

Net asset value, end of period	$ 9.62	$ 9.77

Total return (3)(6)	(1.40)%	(2.30)%

Net assets, at end of period (000s)	$ 40	$ 31

Ratio of gross expenses to average
net assets (4)(5)	6.82%	39.16%
Ratio of net expenses to average
net assets (5)	2.50%	2.50%
Ratio of net investment loss
to average net assets (5)	(2.53)%	(2.44)%

Portfolio Turnover Rate (6)	0%	0%

(1)	The Bishop Volatility Flex Fund's Investor Class and Class C shares commenced operations November 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7)	The amount of net realized and unrealized loss per share does not accord with amounts reported on the Statement of Operations due to the timing of purchases and redemptions of fund shares and fluctuating market values during the period.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2012

1.

ORGANIZATION

The Bishop Volatility Flex Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers two distinct share classes; Investor Class and Class C shares. The Fund seeks to achieve capital appreciation with capital preservation as a secondary goal. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

Investor Class Shares and Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2012

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2012

Assets*	Level 1	Level 2	Level 3	Total
Purchased Options	$ 6,450	$ -	$ -	$ 6,450
U.S. Treasuries	-	3,500,485	-	3,500,485
Money Market Funds	73,454	-	-	73,454
Total	$ 79,904	$ 3,500,485	$ -	$ 3,580,389
Liabilities*	Level 1	Level 2	Level 3	Total
Written Options	$ 19,775	$ -	$ -	$ 19,775
Total	$ 19,775	$ -	$ -	$ 19,775

*Please refer to the Portfolio of Investments for Industry Classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.   It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.   The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund may maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments, if any; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2012

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the

Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2012

For the six months ended March 31, 2012, the Fund had a loss of $96,143 on purchased options and this loss is included in the line item marked “Net realized loss from purchased options” on the Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on purchased options was $(19,648) for the six months ended March 31, 2012 and is included in the line marked “Net change in unrealized appreciation (depreciation) of purchased options” on the Statement of Operations.

For the six months ended March 31, 2012, the Fund had a gain of $77,384 on options written and this gain is included in the line item marked “Net realized gain from written options” on the Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on written options was $30,279 for the six months ended March 31, 2012 and is included in the line marked “Net change in unrealized appreciation (depreciation) of written options” on the Statement of Operations.

The number of option contracts written and the premiums received by the Fund during the six months ended March 31, 2012, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	39	$ 60,501
Options written	1,266	1,198,458
Options exercised	-	-
Options expired	(338)	(282,867)
Options closed	(927)	(947,127)
Options outstanding, end of period	40	$ 28,965

3. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Bishop Asset Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2012

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.75% and 2.50% per annum of the Fund’s average daily net assets for Investor Class and Class C shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.75% and 2.50% of average daily net assets attributable to Investor Class and Class C shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75% and 2.50% of average daily net assets for Investor Class shares and Class C shares, respectively. If Fund Operating Expenses attributable to Investor Class and Class C shares subsequently exceed 1.75% and 2.50%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

For the six months ended March 31, 2012, the Advisor waived fees in the amount of $14,142 and reimbursed expenses in the amount of $68,174.

Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  As of March 31, 2012, the cumulative expenses subject to recapture by the Adviser amounted to $257,280 and will expire on September 30 of the following years:

2014	2015
$174,964	$82,316

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2012

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class and Class C shares.   The Distributor is an affiliate of GFS.

Effective April 1, 2012, with the approval of the Board, The Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser.  The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

5.   TAX COMPONENTS OF CAPITAL

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ 4,944	$ -	$ -	$ -	$ 4,944

The difference between book basis and tax basis unrealized depreciation and undistributed long-term capital gains is primarily attributable to the mark to market on open Section 1256 contracts.

Permanent book and tax differences primarily attributable to net operating losses, resulted in reclassification for the Fund for the period ended September 30, 2011 as follows:  a decrease in paid-in-capital of $13,008; a decrease in accumulated net investment loss of $16,304; and a decrease in accumulated net realized gain from purchased options and options written of $3,296.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2012

6.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP” and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Bishop Volatility Flex Fund

EXPENSE EXAMPLES

March 31, 2012 (Unaudited)

As a shareholder of the Bishop Volatility Flex Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Bishop Volatility Flex Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Bishop Volatility Flex Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11 – 3/31/12	Expense Ratio During Period** 10/1/11 – 3/31/12
Investor Class	$1,000.00	$990.10	$8.71	1.75%
Class C	1,000.00	986.00	12.41	2.50

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11 – 3/31/12	Expense Ratio During Period** 10/1/11 – 3/31/12
Investor Class	$1,000.00	$1,016.25	$8.82	1.75%
Class C	1,000.00	1,012.50	12.58	2.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Annualized.

Bishop Volatility Flex Fund

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2012 (Unaudited)

Approval of Advisory Agreement – Bishop Volatility Flex Fund

In connection with a special meeting held on August 11 and 12, 2010, the Board of Trustees, (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Bishop Asset Management, LLC (“BAM” or the “Adviser”) and the Trust, on behalf of Bishop Volatility Flex Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies and marketing plan.  The Trustees then reviewed the materials provided by BAM, including the financial statements of BAM and discussed the presentation given by BAM regarding the Fund.  The Board discussed the BAM’s capabilities and the experience of its fund management personnel.  The Trustees concluded that BAM has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance.  However, the Board considered the past performance of BAM with its existing accounts. The Board, including the Independent Trustees, concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that BAM would charge a 0.75% annual advisory fee based on the average net assets of the Fund. The Trustees, including the Independent Trustees, concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board, including the Independent Trustees, that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by BAM in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by BAM from other activities related to the Fund. The Trustees, including the Independent Trustees, concluded that because of the Fund’s expense limitation agreement and its expected asset level, the Board was satisfied that BAM’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-705-1115 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-705-1115.

INVESTMENT ADVISOR

Bishop Asset Management, LLC
One Stamford Plaza

263 Tresser Blvd., 9th Floor

Stamford, CT 06901

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/6/12